Taxation - Statement of Profit or Loss of Taxation (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Taxes [Line Items]
Current taxation		€ 1,851	€ 2,015	€ 1,525
Deferred taxation		265	524	180
Effective tax amount	[1]	2,116	2,539	1,705
Netherlands [member]
Disclosure Of Income Taxes [Line Items]
Current taxation		587	488	150
Deferred taxation		151	324	343
Effective tax amount		738	812	493
International [member]
Disclosure Of Income Taxes [Line Items]
Current taxation		1,264	1,527	1,375
Deferred taxation		114	200	(163)
Effective tax amount		€ 1,379	€ 1,727	€ 1,212

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.